UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	07/31
Date of reporting period:	10/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 99.9%	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 99.9%
U.S. Treasury Inflation Protected
Securities,
Bonds	2.38	1/15/25	11,786,967	[a,b]	13,966,271
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/18	13,320,692	[a]	13,452,247
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/19	8,515,737	[a]	8,654,169
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/20	13,225,996	[a]	13,482,329
U.S. Treasury Inflation Protected
Securities,
Notes	1.25	7/15/20	9,746,065	[a]	10,410,835
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	7,016,861	[a]	7,161,380
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	7/15/21	475,532	[a]	499,141
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/22	9,646,248	[a]	9,844,382
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/22	2,822,554	[a]	2,889,296
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	1/15/23	8,034,411	[a]	8,156,904
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/23	7,653,307	[a]	7,918,724
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/24	13,150,355	[a]	13,751,208
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	7/15/24	8,860,085	[a]	8,958,671
U.S. Treasury Inflation Protected
Securities,
Notes	0.38	7/15/25	1,650,366	[a]	1,695,139
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	9,806,774	[a]	10,242,596
Total Bonds and Notes
(cost $128,889,403)					131,083,292

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - .1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $148,992)	148,992 [c]	148,992
Total Investments (cost $129,038,395)	100.0%	131,232,284
Cash and Receivables (Net)	0.0%	49,230
Net Assets	100.0%	131,281,514

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b

Security, or portion thereof, on loan. At October 31, 2016, the value of the fund’s securities on loan was $12,293,346 and the value of the collateral held by the fund was $12,577,152, consisting of U.S. Government & Agency securities.

c	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government & Agencies	99.9
Money Market Investment	.1
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	148,992	-	-	148,992
U.S. Treasury	-	131,083,292	-	131,083,292

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At October 31, 2016, accumulated net unrealized appreciation on investments was $2,193,889, consisting of $2,367,007 gross unrealized appreciation and $173,118 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Auto Receivables - 2.7%
AmeriCredit Automobile Receivables Trust,
Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		2,973,261
AmeriCredit Automobile Receivables Trust,
Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,197,213
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,290,590
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,259,854
Santander Drive Auto Receivables Trust,
Ser. 2012-5, Cl. C	2.70	8/15/18	463,319		463,821
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. D	2.52	9/17/18	3,830,573		3,848,756
Santander Drive Auto Receivables Trust,
Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,953,944
					22,987,439
Asset-Backed Ctfs./Home Equity Loans - .0%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	196,117	[b]	202,049
Commercial Mortgage Pass-Through Ctfs. - 1.4%
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	2,570,000		2,694,831
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	865,000	[c]	884,754
Motel 6 Trust,
Ser. 2015-MTL6, Cl. A2A2	2.61	2/5/30	6,500,000	[c]	6,524,869
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	1,801,740		1,908,485
					12,012,939
Consumer Discretionary - 2.5%
21st Century Fox America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,699,806
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	500,000		544,799
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	[c]	4,375,498
Sky,
Gtd. Notes	3.75	9/16/24	4,960,000	[c]	5,110,596
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		497,432
Time Warner,
Gtd. Debs.	5.35	12/15/43	5,790,000		6,574,360
					20,802,491
Consumer Staples - 2.0%
Anheuser-Busch InBev Finance,
Gtd. Notes	4.90	2/1/46	1,800,000		2,069,926
Kraft Heinz Foods,
Gtd. Notes	3.95	7/15/25	2,355,000		2,523,279
Newell Brands,
Sr. Unscd. Notes	4.20	4/1/26	1,480,000		1,600,994

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples - 2.0% (continued)
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	1,795,000	[c]	1,969,521
Reynolds American,
Gtd. Notes	4.85	9/15/23	4,595,000		5,193,995
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	[c]	3,492,464
					16,850,179
Energy - 2.4%
Ecopetrol,
Sr. Unscd. Notes	4.13	1/16/25	2,045,000		1,952,975
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	1,855,000		1,947,409
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,551,460
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	7,710,000		9,456,801
Williams Partners,
Sr. Unscd. Notes	4.50	11/15/23	1,980,000		2,074,143
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		990,317
					19,973,105
Financials - 11.1%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	4,050,000	[c]	4,115,359
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	[c]	1,554,530
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	2,060,000		2,108,775
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,094,551
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	2,120,000		2,269,528
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	6,285,000		6,459,792
Bank of America,
Sub. Notes	5.70	5/2/17	785,000		802,098
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	2,100,000		2,165,165
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	2,810,000		3,088,864
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	2,300,000	[d]	2,315,796
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		7,081,952
Equate Petrochemical,
Gtd. Notes	3.00	3/3/22	1,400,000	[c]	1,379,000
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.68	3/12/19	8,215,000	[b]	8,222,435
Goldman Sachs Group,
Sr. Unscd. Notes	1.92	11/15/18	5,710,000	[b]	5,759,123
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	390,000		398,351
Goldman Sachs Group,
Sr. Unscd. Notes	2.43	11/29/23	5,300,000	[b]	5,383,926
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	6.00	1/15/18	2,055,000		2,163,905

		Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 11.1% (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes		4.35	8/15/21	1,605,000		1,754,154
JPMorgan Chase & Co.,
Sub. Notes		4.25	10/1/27	2,360,000		2,516,765
Lloyds Banking Group,
Sub. Notes		4.65	3/24/26	3,300,000		3,404,438
Morgan Stanley,
Sr. Unscd. Notes		5.55	4/27/17	3,720,000		3,801,219
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	1,215,000		1,380,811
Nisource Capital Markets,
Sr. Unscd. Notes		7.86	3/27/17	105,000		105,430
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	5,090,000	[c]	5,476,835
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	3,380,000	[b]	3,705,325
Synchrony Financial,
Sr. Unscd. Notes		3.75	8/15/21	2,285,000		2,400,315
Volkswagen Group of America Finance,
Gtd. Notes		1.25	5/23/17	2,100,000	[c]	2,096,111
Volkswagen International Finance,
Gtd. Notes		1.60	11/20/17	200,000	[c]	199,720
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	3,470,000		3,694,349
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	1,935,000	[b,c]	1,953,866
						92,852,488
Foreign/Governmental - 3.8%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	2,825,000	[c]	3,195,216
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	2,456,100,000	[e]	24,636,540
Mexican Government,
Sr. Unscd. Notes		4.75	3/8/44	1,350,000		1,350,000
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	2,655,000		2,817,619
						31,999,375
Health Care - 2.7%
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	1,535,000		1,572,994
Celgene,
Sr. Unscd. Notes		3.55	8/15/22	2,395,000		2,525,063
Gilead Sciences,
Sr. Unscd. Notes		3.65	3/1/26	820,000		860,911
Gilead Sciences,
Sr. Unscd. Notes		4.75	3/1/46	1,180,000		1,278,646
Medtronic,
Gtd. Notes		4.63	3/15/45	2,815,000		3,197,792
Mylan,
Gtd. Notes		3.15	6/15/21	2,440,000	[c]	2,483,893
Perrigo Finance Unlimited,
Gtd. Notes		4.38	3/15/26	3,190,000		3,354,901
Shire Acquisitions Investments Ireland,
Gtd. Notes		2.88	9/23/23	2,285,000		2,251,778
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	570,000		555,872

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care - 2.7% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	1,735,000		2,009,406
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	2,400,000		2,447,016
					22,538,272
Industrials - 1.3%
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	2,995,000	[c]	3,131,671
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	500,000	[c]	532,006
General Electric,
Sr. Unscd. Notes	1.39	1/14/19	5,045,000	[b]	5,082,979
Waste Management,
Gtd. Notes	6.10	3/15/18	1,700,000		1,808,992
					10,555,648
Information Technology - .9%
Diamond 1 Finance,
Sr. Scd. Notes	6.02	6/15/26	2,055,000	[c]	2,243,217
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.65	10/15/22	2,615,000	[b,c]	2,820,845
Oracle,
Sr. Unscd. Notes	2.65	7/15/26	2,150,000		2,127,006
					7,191,068
Materials - 1.0%
Glencore Funding,
Gtd. Notes	4.63	4/29/24	2,460,000	[c]	2,508,413
LYB International Finance,
Gtd. Notes	4.00	7/15/23	1,855,000		1,989,445
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	3,370,000	[d]	3,463,565
					7,961,423
Municipal Bonds - 1.9%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		5,464,579
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	4.45	6/15/20	4,640,000		5,024,470
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		5,013,891
					15,502,940
Real Estate - 1.1%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,515,000		1,572,806
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,532,139
Omega Healthcare Investors,
Gtd. Notes	5.25	1/15/26	1,975,000		2,092,829
Simon Property Group,
Sr. Unscd. Notes	3.50	9/1/25	2,040,000		2,163,624
					9,361,398
Residential Mortgage Pass-Through Ctfs. - .0%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	52,105		52,673

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Residential Mortgage Pass-Through Ctfs. - .0% (continued)
Prudential Home Mortgage Securities,
Ser. 1994-A, Cl. 5B	6.73	4/28/24	354	[b,c]	343
Residential Funding Mortgage Securities I
Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	50,147		49,851
					102,867
Telecommunications - 1.2%
AT&T,
Sr. Unscd. Notes	1.74	11/27/18	4,410,000	[b]	4,454,387
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,794,833
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	2,345,000		2,682,127
					9,931,347
U.S. Government Agencies - .0%
Small Business Administration
Participation Ctfs.,
Gov't Gtd. Debs., Ser. 97-J	6.55	10/1/17	10,059		10,246
U.S. Government Agencies/Mortgage-Backed - 30.4%
Federal Home Loan Mortgage Corp.:
4.00%			11,890,000	[f,g]	12,720,442
3.50%, 8/1/30-8/1/46			30,599,015	[g]	32,373,760
4.00%, 11/1/43			15,147,095	[g]	16,355,394
5.00%, 10/1/18-9/1/40			318,652	[g]	353,814
5.50%, 11/1/22-5/1/40			319,426	[g]	349,020
6.00%, 7/1/17-6/1/22			166,270	[g]	180,952
6.50%, 9/1/29-3/1/32			3,028	[g]	3,506
7.00%, 11/1/31			71,916	[g]	80,687
7.50%, 12/1/25-1/1/31			5,012	[g]	5,282
8.00%, 10/1/19-1/1/28			3,165	[g]	3,826
8.50%, 7/1/30			371	[g]	457
Multiclass Mortgage Participation Ctfs.,
REMIC, Ser. 51, Cl. E, 10.00%,
7/15/20			19,461	[g]	20,677
Federal National Mortgage Association:
3.00%			1,675,000	[f,g]	1,724,727
3.50%			1,135,000	[f,g]	1,195,918
3.00%, 10/1/30-11/1/46			61,933,744	[g]	64,398,396
3.50%, 1/1/31-7/1/46			88,579,048	[g]	93,615,829
4.00%, 12/1/43			2,348,169	[g]	2,540,969
5.00%, 5/1/18-7/1/40			760,171	[g]	828,983
5.50%, 8/1/22-7/1/40			3,896,536	[g]	4,431,383
6.00%, 1/1/19-1/1/38			301,383	[g]	336,403
6.50%, 3/1/26-10/1/32			31,029	[g]	35,698
7.00%, 2/1/29-6/1/32			18,509	[g]	20,788
7.50%, 11/1/27-3/1/31			3,752	[g]	4,042

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
U.S. Government Agencies/Mortgage-Backed - 30.4% (continued)
8.00%, 12/1/25			4,988	[g]	5,443
Pass-Through Ctfs., REMIC, Ser. 1988-16,
Cl. B, 9.50%, 6/25/18			2,661	[g]	2,734
Government National Mortgage Association I:
5.50%, 4/15/33			670,534		774,223
6.50%, 4/15/28-7/15/32			11,359		13,068
7.00%, 4/15/28-9/15/31			3,049		3,557
7.50%, 12/15/26-11/15/30			980		995
8.00%, 5/15/26-10/15/30			8,640		8,949
8.50%, 4/15/25			1,852		2,058
9.00%, 10/15/27			6,624		6,715
9.50%, 11/15/17-2/15/25			1,558		1,576
Government National Mortgage Association II:
3.00%, 10/20/45-11/20/45			20,916,436		21,820,524
6.50%, 2/20/31-7/20/31			45,726		53,794
7.00%, 11/20/29			161		185
					254,274,774
U.S. Government Securities - 34.2%
U.S. Treasury Bonds	2.50	2/15/46	50,955,000		50,077,198
U.S. Treasury Bonds	2.25	8/15/46	815,000		758,746
U.S. Treasury Floating Rate Notes	0.53	4/30/18	23,120,000	[b]	23,149,594
U.S. Treasury Inflation Protected
Securities,
Bonds	1.38	2/15/44	4,557,338	[h]	5,296,242
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	12,692,338	[h]	12,953,749
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	3,248,652	[h]	3,393,025
U.S. Treasury Notes	0.75	2/15/19	21,485,000	[d]	21,408,213
U.S. Treasury Notes	0.88	6/15/19	11,805,000	[d]	11,780,103
U.S. Treasury Notes	0.75	7/15/19	45,825,000	[d]	45,565,447
U.S. Treasury Notes	1.13	6/30/21	73,115,000		72,519,478
U.S. Treasury Notes	1.13	7/31/21	3,565,000		3,533,806
U.S. Treasury Notes	1.13	9/30/21	55,000		54,491
U.S. Treasury Notes	1.63	5/15/26	20,605,000		20,251,253
U.S. Treasury Notes	1.50	8/15/26	16,015,000	[d]	15,545,184
					286,286,529
Utilities - 1.5%
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		481,076
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		62,474
Consolidated Edison Company of New
York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		677,325
Dominion Resources,
Sr. Unscd. Notes	3.90	10/1/25	1,750,000		1,869,894
Enel,
Jr. Sub. Bonds	8.75	9/24/73	1,415,000	[b,c]	1,654,843

	Coupon	Maturity	Principal
Bonds and Notes - 102.1% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities - 1.5% (continued)
Enel Finance International,
Gtd. Notes	6.00	10/7/39	805,000	[c]	963,081
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,407,764
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		386,732
Kentucky Utilities,
First Mortgage Bonds	4.38	10/1/45	1,210,000		1,332,580
Louisville Gas & Electric,
First Mortgage Bonds	4.38	10/1/45	1,410,000		1,563,130
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		548,951
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		766,695
					12,714,545
Total Bonds and Notes
(cost $839,854,784)					854,111,122
			Face Amount
			Covered by
Options Purchased - .0%			Contracts		Value ($)
Put Options - .0%
Swedish Krona Cross Currency,
January 2017 @ SEK 9.70
(cost $7,288)		EUR	1,160,000		6,504
Short-Term Investments - .0%
U. S. Treasury Bills
(cost $473,862)	0.49	4/27/17	475,000	[i]	473,861

Other Investment - 2.1%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $17,297,016)			17,297,016	[j]	17,297,016
Investment of Cash Collateral for
Securities Loaned - .4%

Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $3,605,900)			3,605,900	[j]	3,605,900

Total Investments (cost $861,238,850)			104.6%		875,494,403
Liabilities, Less Cash and Receivables			(4.6%)		(38,779,842)
Net Assets			100.0%		836,714,561

EUR—Euro
GO—General Obligation
REMIC—Real Estate Mortgage Investment Conduit

a Principal amount stated in U.S. Dollars unless otherwise noted.
JPY—Japanese Yen

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $58,666,651 or 7.01% of net assets.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

d

Security, or portion thereof, on loan. At October 31, 2016, the value of the fund’s securities on loan was $85,488,584 and the value of the collateral held by the fund was $88,706,687, consisting of cash collateral of $3,605,900 and U.S. Government & Agency securities valued at $85,100,787.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f	Purchased on a forward commitment basis.
g

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Held by or on behalf of a counterparty for open financial futures contracts.
j	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	64.6
Corporate Bonds	27.7
Foreign/Governmental	3.8
Asset-Backed	2.7
Short-Term/Money Market Investments	2.5
Municipal Bonds	1.9
Commercial Mortgage-Backed	1.4
Options Purchased	.0
Residential Mortgage-Backed	.0
104.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	23,189,488	-	23,189,488
Commercial Mortgage-Backed	-	12,012,939	-	12,012,939
Corporate Bonds†	-	230,731,964	-	230,731,964
Foreign Government	-	31,999,375	-	31,999,375
Municipal Bonds†	-	15,502,940	-	15,502,940
Mutual Funds	20,902,916	-	-	20,902,916
Residential Mortgage-Backed	-	102,867	-	102,867
U.S. Government
Agencies/Mortgage-Backed	-	254,285,020	-	254,285,020
U.S. Treasury	-	286,760,390	-	286,760,390
Other Financial Instruments:
Financial Futures††	64,842	-	-	64,842
Forward Foreign Currency
Exchange Contracts††	-	319,351	-	319,351
Options Purchased	-	6,504	-	6,504
Liabilities($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(510,512)	-	(510,512)
Options Written	-	(60,010)	-	(60,010)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Intermediate Term Income Fund
October 31, 2016 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Financial Futures Short
Japanese 10 Year Bond	20	(28,932,965)	December 2016	64,842
Gross Unrealized Appreciation				64,842

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Intermediate Term Income Fund
October 31, 2016 (Unaudited)

		Face Amount Covered
		by Contracts ($) [a]	Value ($)
Call Options:
Mexican New Peso,
December 2016 @ MXN 20		1,300,000	(14,769)
Mexican New Peso,
December 2016 @ MXN 22		1,290,000	(4,169)
South African Rand,
December 2016 @ ZAR 16		1,300,000	(788)
South Korean Won,
January 2017 @ KRW 1,175		1,285,000	(15,477)
Swedish Krona Cross Currency,
January 2017 @ SEK 10.05	EUR	1,160,000	(10,443)
Turkish Lira,
January 2017 @ TRY 3.25		1,285,000	(13,510)
Put Options:
New Zealand Dollar Cross Currency,
December 2016 @ NZD 1.01	AUD	1,725,000	(207)
Norwegian Krone Cross Currency,
December 2016 @ NOK 8.9	EUR	145,000	(647)
Total Options Written
(premiums received $95,027)			(60,010)

a	Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal

NOTES

counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date

NOTES

the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at October 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
11/30/2016	3,530,000	2,698,173	2,683,186	(14,987)
Indonesian
Rupiah,
Expiring
1/13/2017	35,437,180,000	2,678,953	2,685,042	6,089
Goldman Sachs International
Colombian Peso,
Expiring
1/13/2017	11,362,524,925	3,821,905	3,737,738	(84,167)
Russian Ruble,
Expiring
1/13/2017	254,470,000	4,018,350	3,935,766	(82,584)
JP Morgan Chase Bank
Brazilian Real,
Expiring
12/2/2016	4,690,000	1,418,719	1,454,724	36,005
Indian Rupee,
Expiring
1/13/2017	86,720,000	1,280,567	1,284,180	3,613
Polish Zloty,
Expiring
1/13/2017	10,180,000	2,561,941	2,591,207	29,266
Turkish Lira,
Expiring
1/13/2017	5,895,000	1,883,266	1,874,773	(8,493)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases: (continued)
UBS
Norwegian Krone,
Expiring
11/30/2016	31,765,000	3,852,953	3,844,701	(8,252)
Swedish Krona,
Expiring
11/30/2016	32,620,000	3,660,254	3,616,384	(43,870)
Sales:
Bank of America
Singapore Dollar,
Expiring
11/30/2016	1,850,000	1,328,717	1,330,045	(1,328)
South African
Rand,
Expiring
1/13/2017	56,360,000	3,990,795	4,116,380	(125,585)
Thai Baht,
Expiring
1/13/2017	133,450,000	3,810,679	3,809,075	1,604
Barclays Bank
Philippine Peso,
Expiring
1/13/2017	125,300,000	2,581,908	2,585,291	(3,383)
South Korean
Won,
Expiring
1/13/2017	1,289,480,000	1,137,007	1,126,652	10,355
Citigroup
Euro,
Expiring
11/30/2016	5,815,000	6,364,948	6,391,093	(26,145)
South Korean
Won,
Expiring
1/13/2017	1,579,001,000	1,387,243	1,379,615	7,628
HSBC
New Zealand
Dollar,
Expiring
11/30/2016	3,585,000	2,555,880	2,560,477	(4,597)
JP Morgan Chase Bank
Chilean Peso,
Expiring
1/13/2017	443,650,000	665,312	675,437	(10,125)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
JP Morgan Chase Bank (continued)
Hong Kong Dollar,
Expiring
1/19/2017	20,750,000	2,639,785	2,677,108	(37,323)
Hungarian Forint,
Expiring
1/13/2017	359,670,000	1,268,543	1,280,499	(11,956)
Japanese Yen,
Expiring
11/30/2016	2,569,850,000	24,753,867	24,529,076	224,791
Taiwan Dollar,
Expiring
1/13/2017	201,940,000	6,362,921	6,410,638	(47,717)
Gross Unrealized Appreciation				319,351
Gross Unrealized Depreciation				(510,512)

At October 31, 2016, accumulated net unrealized appreciation on investments was $14,290,570 consisting of $18,287,385 gross unrealized appreciation and $3,996,815 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Auto Receivables - 2.8%
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		441,400
Countrywide Asset-Backed Certificates,
Ser. 2004-6, Cl. 2A5	1.31	11/25/34	914,070	[b]	894,297
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	799,571	[c]	801,108
Santander Drive Auto Receivables Trust,
Ser. 2012-5, Cl. C	2.70	8/15/18	120,290		120,420
Santander Drive Auto Receivables Trust,
Ser. 2012-6, Cl. D	2.52	9/17/18	726,654		730,103
Santander Drive Auto Receivables Trust,
Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,475,227
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	842,774		840,372
					5,302,927
Commercial Mortgage Pass-Through Ctfs. - 1.0%
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-T26, Cl. A4	5.47	1/12/45	490,976	[b]	494,137
Citigroup Commercial Mortgage Trust,
Ser. 2007-C6, Cl. A4	5.90	12/10/49	825,000	[b]	836,213
Commercial Mortgage Trust,
Ser. 2015-DC1, Cl. A5	3.35	2/10/48	580,000		608,172
					1,938,522
Consumer Discretionary - 3.5%
21st Century Fox America,
Gtd. Notes	3.00	9/15/22	1,115,000		1,152,557
Comcast,
Gtd. Notes	5.70	7/1/19	650,000		721,958
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	1,170,000	[c]	1,245,580
Sky,
Gtd. Notes	2.63	9/16/19	1,220,000	[c]	1,237,498
Time Warner,
Gtd. Notes	2.10	6/1/19	900,000		907,447
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	530,000	[c]	529,018
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	5/30/18	765,000		768,901
					6,562,959
Consumer Staples - 3.9%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	935,000		959,134
CVS Health,
Sr. Unscd. Notes	2.25	12/5/18	1,520,000		1,541,715
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	575,000		592,152
Newell Brands,
Sr. Unscd. Notes	3.15	4/1/21	500,000		521,235

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples - 3.9% (continued)
Pernod Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	[c]	651,856
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	380,000	[c]	416,946
Reynolds American,
Gtd. Notes	8.13	6/23/19	800,000		930,841
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	[c]	1,732,264
					7,346,143
Energy - 1.2%
ConocoPhillips,
Gtd. Notes	4.20	3/15/21	575,000	[d]	623,637
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	775,000		809,483
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		245,364
Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	596,000		626,809
					2,305,293
Financials - 10.4%
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	340,000	[c]	342,791
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	[c]	772,265
American Express Credit,
Sr. Unscd. Notes, Ser. F	2.60	9/14/20	455,000		465,773
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	425,000		495,358
Bank of America,
Sr. Unscd. Bonds	2.63	4/19/21	960,000		972,662
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	145,000		153,428
Bank of America,
Sr. Unscd. Notes	1.92	1/15/19	1,335,000	[b]	1,344,645
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	1,045,000		1,062,924
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	480,000		494,895
Capital One,
Sr. Unscd. Notes	1.50	3/22/18	1,280,000		1,278,889
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,006,317
Citizens Financial Group,
Sr. Unscd. Notes	2.38	7/28/21	975,000	[d]	977,211
Cooperatieve Rabobank,
Gtd. Notes	3.75	7/21/26	465,000		468,194
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		636,269
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.68	3/12/19	1,975,000	[b]	1,976,787
Goldman Sachs Group,
Sr. Unscd. Notes	2.38	1/22/18	625,000		630,950
Goldman Sachs Group,
Sr. Unscd. Notes	1.92	11/15/18	1,295,000	[b]	1,306,141
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	725,000		739,360

		Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Financials - 10.4% (continued)
Goldman Sachs Group,
Sr. Unscd. Notes		2.43	11/29/23	795,000	[b]	807,589
Lloyds Banking Group,
Gtd. Notes		3.10	7/6/21	725,000	[d]	746,841
Morgan Stanley,
Sr. Unscd. Notes		2.13	4/25/18	570,000		574,352
PNC Bank,
Sr. Unscd. Notes		2.20	1/28/19	600,000		608,536
Synchrony Financial,
Sr. Unscd. Notes		3.00	8/15/19	565,000		577,759
Wells Fargo & Company,
Sr. Unscd Notes		2.60	7/22/20	860,000		876,968
						19,316,904
Foreign/Governmental - 2.0%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	645,000	[c]	729,527
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	243,700,000	[e]	2,444,495
Uruguayan Government,
Sr. Unscd. Notes		4.38	10/27/27	545,000		578,381
						3,752,403
Health Care - 3.8%
Celgene,
Sr. Unscd. Notes		2.13	8/15/18	600,000		605,957
Gilead Sciences,
Sr. Unscd. Notes		2.55	9/1/20	1,085,000		1,114,436
Medtronic,
Gtd. Notes		2.50	3/15/20	1,190,000		1,222,101
Mylan,
Gtd. Notes		3.15	6/15/21	490,000	[c]	498,815
Shire Acquisitions Investments,
Gtd. Notes		2.40	9/23/21	1,150,000		1,142,839
Teva Pharmaceuticals,
Gtd. Notes		2.20	7/21/21	750,000		742,518
Zimmer Biomet Holdings,
Sr. Unscd. Notes		2.70	4/1/20	1,660,000		1,689,384
						7,016,050
Industrials - .9%
General Electric,
Sr. Unscd. Notes		1.39	1/14/19	1,195,000	[b]	1,203,996
Waste Management,
Gtd. Notes		6.10	3/15/18	365,000		388,401
						1,592,397
Information Technology - .3%
Hewlett Packard Enterprise,
Sr. Unscd. Notes		4.65	10/15/22	595,000	[b,c]	641,837
Materials - .2%
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	350,000	[c]	344,750
Municipal Bonds - .6%
New Jersey Economic Development
Authority,
School Facilities Construction Revenue		4.45	6/15/20	1,055,000		1,142,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Real Estate - 1.1%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		378,927
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		673,282
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	485,000		497,447
Welltower,
Sr. Unscd. Notes	2.25	3/15/18	490,000		494,483
					2,044,139
Residential Mortgage Pass-Through Ctfs. - .6%
Credit Suisse First Boston Mortgage
Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	51,678		52,242
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1	0.88	8/25/36	1,077,600	[b]	1,061,656
					1,113,898
Telecommunications - .6%
AT&T,
Sr. Unscd. Notes	1.74	11/27/18	545,000	[b]	550,485
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	525,000		557,267
					1,107,752
U.S. Government Agencies/Mortgage-Backed - 5.8%
Federal National Mortgage Association:
0.88%, 8/28/17			5,100,000	[f]	5,111,021
2.50%, 11/1/31			2,745,000	[f]	2,828,208
Gtd. Pass-Through Ctfs., REMIC, Ser.
2003-49, Cl. JE, 3.00%, 4/25/33			41,882	[f]	42,628
3.50%, 7/1/46			2,693,013	[f]	2,832,994
Government National Mortgage Association II:
7.00%, 12/20/30-4/20/31			5,836		7,096
7.50%, 11/20/29-12/20/30			5,870		7,253
					10,829,200
U.S. Government Securities - 59.2%
U.S. Treasury Floating Rate Notes	0.51	10/31/17	1,000,000	[b]	1,001,525
U.S. Treasury Floating Rate Notes	0.61	1/31/18	21,695,000	[b]	21,749,281
U.S. Treasury Floating Rate Notes	0.53	4/30/18	21,780,000	[b]	21,807,878
U.S. Treasury Inflation Protected
Securities,
Notes	0.13	4/15/21	2,972,385	[g]	3,033,604
U.S. Treasury Inflation Protected
Securities,
Notes	0.63	1/15/26	1,733,290	[g]	1,810,319
U.S. Treasury Notes	1.00	5/31/18	1,500,000		1,504,454
U.S. Treasury Notes	0.63	6/30/18	7,740,000	[d]	7,715,511
U.S. Treasury Notes	0.75	2/15/19	11,075,000	[d]	11,035,418
U.S. Treasury Notes	0.75	7/15/19	25,550,000	[d]	25,405,285
U.S. Treasury Notes	1.38	8/31/20	5,300,000		5,338,717
U.S. Treasury Notes	1.13	6/30/21	7,580,000		7,518,261
U.S. Treasury Notes	1.13	7/31/21	5,000		4,956
U.S. Treasury Notes	2.38	8/15/24	2,450,000		2,573,313
					110,498,522

	Coupon	Maturity	Principal
Bonds and Notes - 98.4% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Utilities - .5%
Enel,
Jr. Sub. Bonds	8.75	9/24/73	300,000	[b,c]	350,850
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		537,003
					887,853
Total Bonds and Notes
(cost $183,710,621)					183,743,966
			Face Amount
			Covered by
Options Purchased - .0%			Contracts		Value ($)
Put Options - .0%
Swedish Krona,
January 2017 @ SEK 9.70
(cost $817)		EUR	130,000		729

	Yield at
	Date of	Maturity	Principal
Short-Term Investments - .2%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $259,374)	0.49	4/27/17	260,000	[h]	259,377

Other Investment - 1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,816,771)			2,816,771	[i]	2,816,771
Investment of Cash Collateral for
Securities Loaned - 1.0%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $1,932,650)			1,932,650	[i]	1,932,650
Total Investments (cost $188,720,233)			101.1%		188,753,493
Liabilities, Less Cash and Receivables			(1.1%)		(2,042,286)
Net Assets			100.0%		186,711,207

EUR—Euro

a Principal amount stated in U.S. Dollars unless otherwise noted.
JPY—Japanese Yen

b	Variable rate security—rate shown is the interest rate in effect at period end.
c

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2016, these securities were valued at $10,295,105 or 5.51% of net assets.

d

Security, or portion thereof, on loan. At October 31, 2016, the value of the fund’s securities on loan was $46,032,836 and the value of the collateral held by the fund was $47,076,044, consisting of cash collateral of $1,932,650 and U.S. Government & Agency securities valued at $45,143,394.

e	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
f

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government and Agencies/Mortgage-Backed	65.0
Corporate Bonds	26.4
Asset-Backed	2.8
Short-Term/Money Market Investments	2.7
Foreign/Governmental	2.0
Commercial Mortgage-Backed	1.0
Municipal Bonds	.6
Residential Mortgage-Backed	.6
Options Purchased	.0
101.1

† Based on net assets.
See notes to financial statements

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2016 (Unaudited)

The following is a summary of the inputs used as of October 31, 2016 in valuing the fund’s investments:

		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,302,927	-	5,302,927
Commercial Mortgage-Backed	-	1,938,522	-	1,938,522
Corporate Bonds†	-	49,166,077	-	49,166,077
Foreign Government	-	3,752,403	-	3,752,403
Municipal Bonds†	-	1,142,417	-	1,142,417
Mutual Funds	4,749,421	-	-	4,749,421
Residential Mortgage-Backed	-	1,113,898	-	1,113,898
U.S. Government
Agencies/Mortgage-Backed	-	10,829,200	-	10,829,200
U.S. Treasury	-	110,757,899	-	110,757,899
Other Financial Instruments:
Financial Futures††	98,812	-	-	98,812
Forward Foreign Currency
Exchange Contracts††	-	32,360	-	32,360
Options Purchased	-	729	-	729
Liabilities($)
Other Financial Instruments:
Financial Futures ††	(86,120)	-	-	(86,120)
Forward Foreign Currency
Exchange Contracts††	-	(56,693)	-	(56,693)
Options Written	-	(10,964)	-	(10,964)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Short Term Income Fund
October 31, 2016 (Unaudited)

		Market Value	Unrealized
		Covered by	Appreciation
	Contracts	Contracts ($) Expiration	(Depreciation) ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	57	12,434,016 December 2016	(7,217)
U.S. Treasury 5 Year Notes	174	21,018,656 December 2016	(78,903)
Financial Futures Short
Japanese 10 Year Bond	2	(2,893,297) December 2016	6,484
U.S. Treasury 10 Year Notes	68	(8,814,500) December 2016	92,328
Gross Unrealized Appreciation			98,812
Gross Unrealized Depreciation			(86,120)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
Dreyfus Short Term Income Fund
October 31, 2016 (Unaudited)

		Face Amount Covered
		by Contracts ($) [a]	Value ($)
Call Options:
Mexican Peso,
December 2016 @ MXN 20		190,000	(2,159)
Mexican Peso,
December 2016 @ MXN 22		190,000	(614)
South African Rand,
December 2016 @ ZAR 16		190,000	(115)
South Korean Won,
January 2017 @ KRW 1,175		190,000	(2,288)
Swedish Krona,
January 2017 @ SEK 10.05	EUR	130,000	(1,170)
Turkish Lira,
January 2017 @ TRY 3.25		190,000	(1,998)
Put Options:
New Zealand Dollar,
December 2016 @ NZD 1.01	AUD	255,000	(31)
Norwegian Krone,
December 2016 @ NOK 8.9	EUR	580,000	(2,589)
Total Options Written
(premiums received $15,261)			(10,964)

a	Face amount stated in U.S. Dollars unless otherwise indicated.

AUD—Australian Dollar
EUR—Euro

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of

NOTES

securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2016 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

NOTES

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
11/30/2016	400,000	305,742	304,044	(1,698)
Indonesian
Rupiah,
Expiring
1/13/2017	4,008,770,000	303,052	303,741	689
Goldman Sachs International
Colombian Peso,
Expiring
1/13/2017	1,258,850,000	423,428	414,103	(9,325)
Russian Ruble,
Expiring
1/13/2017	27,590,000	435,675	426,721	(8,954)
JP Morgan Chase Bank
Brazilian Real,
Expiring
12/2/2016	455,000	137,637	141,130	3,493
Indian Rupee,
Expiring
1/13/2017	9,540,000	140,874	141,271	397
Polish Zloty,
Expiring
1/13/2017	1,145,000	288,155	291,447	3,292
Turkish Lira,
Expiring
1/13/2017	650,000	207,654	206,718	(936)
UBS
Norwegian Krone,
Expiring
11/30/2016	3,875,000	470,021	469,014	(1,007)
Swedish Krona,
Expiring
11/30/2016	3,690,000	414,051	409,088	(4,963)
Sales:
Bank of America
Singapore Dollar,
Expiring
11/30/2016	210,000	150,827	150,978	(151)
South African
Rand,
Expiring
1/13/2017	6,185,000	437,953	451,735	(13,782)

NOTES

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
Thai Baht,
Expiring
1/13/2017	14,880,000	424,900	424,721	179
Barclays Bank
Philippine Peso,
Expiring
1/13/2017	13,780,000	283,948	284,320	(372)
South Korean
Won,
Expiring
1/13/2017	142,310,000	125,483	124,340	1,143
Citigroup
Euro,
Expiring
11/30/2016	655,000	716,946	719,891	(2,945)
South Korean
Won,
Expiring
1/13/2017	178,350,000	156,691	155,829	862
HSBC
New Zealand
Dollar,
Expiring
11/30/2016	405,000	288,740	289,259	(519)
JP Morgan Chase Bank
Chilean Peso,
Expiring
1/13/2017	49,770,000	74,637	75,773	(1,136)
Hong Kong Dollar,
Expiring
1/19/2017	2,370,000	301,508	305,771	(4,263)
Hungarian Forint,
Expiring
1/13/2017	41,210,000	145,346	146,716	(1,370)
Japanese Yen,
Expiring
11/30/2016	254,990,000	2,456,170	2,433,865	22,305
Taiwan Dollar,
Expiring
1/13/2017	22,310,000	702,965	708,237	(5,272)
Gross Unrealized Appreciation				32,360
Gross Unrealized Depreciation				(56,693)

NOTES

At October 31, 2016, accumulated net unrealized appreciation on investments was $37,558, consisting of $942,641 gross unrealized appreciation and $905,083 gross unrealized depreciation.

At October 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 13, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 13, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)